Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2025
Financial Instruments [Abstract]
Schedule of Company's Foreign Currency Denominated Financial Assets and Financial Liabilities

The carrying amount of the Company’s foreign currency denominated financial assets and financial liabilities at the reporting date were as follows (holdings are shown in $ equivalents):

	Assets		Liabilities
	2025	2024	2025	2024
Consolidated	$	$	$	$

Israeli New Shekel	2,180,756	1,869,176	2,251,793	896,730
Euros	68,625	11,519	-	557
AUD	-	57	4,050,440	4,673,480
	2,249,381	1,880,752	6,302,233	5,570,767

Schedule of Remaining Contractual Maturities	The tables include both interest and principal cash flows disclosed as remaining contractual maturities and therefore these totals may differ from their carrying amount in the statement of financial position.
	1 year or less	Between 1 and 2 years	Between 2 and 5 years	Over 5 years	Remaining contractual maturities
Consolidated - 2025	$	$	$	$	$

Non-derivatives
Non-interest bearing
Trade payables	255,983	-	-	-	255,983
Other payables	1,903,613	-	-	-	1,903,613
Government liabilities	-	-	-	1,424	1,424
Total non-derivatives	2,159,596	-	-	1,424	2,161,020

	1 year or less	Between 1 and 2 years	Between 2 and 5 years	Over 5 years	Remaining contractual maturities
Consolidated - 2024	$	$	$	$	$

Non-derivatives
Non-interest bearing
Trade payables	274,380	-	-	-	274,380
Other payables	959,274	-	-	-	959,274
Government liabilities	-	-	-	12,468	12,468
Total non-derivatives	1,233,654	-	-	12,468	1,246,122